Pension and Postretirement Benefit Plans, Reconciliation of Benefit Obligations, Fair Value of Plan Assets and Funded Status (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Plan Contributions [Abstract]
Reclassification from other comprehensive income to income			$ (1,830)	$ 1,150	$ (1,361)
Pension Benefits [Member]
Plan Contributions [Abstract]
Expected contributions in 2020			0
Curtailment gain (loss)		$ (300)
Reconciliation of Benefit Obligations [Abstract]
Benefit obligation at beginning of year			14,217	13,700
Service cost			0	104	104
Interest cost			190	520	553
Actuarial loss (gain)			249	916
Assumptions			0	0
Settlement/curtailment			(1,869)	0
Annuities purchased			(12,116)	0
Benefits paid			(671)	(1,023)
Benefit obligation at end of year	$ 14,217		0	14,217	13,700
Reconciliation of Fair Value of Plan Assets [Abstract]
Balance at beginning of year			15,903	14,923
Actual return on plan assets			1,139	2,003
Employer contributions			0	0
Settlement/curtailment			(1,869)	0
Annuities purchased			(12,116)	0
Benefits paid			(671)	(1,023)
Asset reversion upon termination			(2,386)	0
Balance at end of the year	15,903		0	15,903	14,923
Funded Status [Abstract]
Funded status at end of year	1,686		0	1,686
Unrecognized net actuarial loss (gain)	1,827		0	1,827
Net amount recognized	3,513		0	3,513
Postretirement Benefits [Member]
Plan Contributions [Abstract]
Curtailment gain (loss)	4,900
Reclassification from other comprehensive income to income	1,800
Reconciliation of Benefit Obligations [Abstract]
Benefit obligation at beginning of year			115	3,305
Service cost			0	0	0
Interest cost			0	101	117
Actuarial loss (gain)			(83)	0
Assumptions			0	0
Settlement/curtailment			0	(3,207)
Annuities purchased			0	0
Benefits paid			(32)	(84)
Benefit obligation at end of year	115		0	115	3,305
Reconciliation of Fair Value of Plan Assets [Abstract]
Balance at beginning of year			0	0
Actual return on plan assets			0	0
Employer contributions			32	84
Settlement/curtailment			0	0
Annuities purchased			0	0
Benefits paid			(32)	(84)
Asset reversion upon termination			0	0
Balance at end of the year	0		0	0	$ 0
Funded Status [Abstract]
Funded status at end of year	(115)		0	(115)
Unrecognized net actuarial loss (gain)	(54)		0	(54)
Net amount recognized	$ (169)		$ 0	$ (169)